Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share of Common Stock
The following table sets forth the computation of basic and diluted net loss per share of common stock for the periods indicated, in thousands except share and per share data:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Basic and diluted net loss per common share calculation:
Net loss	$(4,423)	$(2,874)	$(16,673)	$(9,075)
Change in fair value of derivative instruments	—	—	—	(5,047)

Net loss attributable to common stockholders – basic	(4,423)	(2,874)	(16,673)	(14,122)
Weighted average common stock outstanding – basic	107,428,969	7,855,763	57,845,406	6,232,123
Net loss per share of common stock – basic	$(0.04)	$(0.37)	$(0.29)	$(1.46)
Weighted average common stock outstanding – diluted	107,428,969	7,855,763	57,845,406	8,452,338
Net loss per share of common stock – diluted	$(0.04)	$(0.37)	$(0.29)	$(1.67)

The following table sets forth the computation of basic and diluted net loss per share of common stock for the periods indicated, in thousands except share and per share data:

	For the Year Ended December 31,
	2024	2023
Basic and diluted net loss per share of common stock calculation:
Net loss	$(12,978)	$(13,316)
Change in fair value of warrants	(5,047)	—

Net loss attributable to common stockholders - diluted	$(18,025)	$(13,316)

Weighted average shares of common stock outstanding - basic	6,640,251	3,140,925
Net loss per share of common stock - basic	$(1.95)	$(4.24)
Weighted average shares of common stock - diluted	7,700,774	3,140,925
Net loss per share of common stock - diluted	$(2.34)	$(4.24)

Schedule of Antidilutive Securities Excluded from Diluted Loss per Share
The following table provides a summary of instruments where underlying shares issuable upon exercise or conversion were excluded from the diluted loss per share calculation for the periods presented because their effect would be anti-dilutive. Additionally, the shares underlying the February 2025 Warrants, Funding Notes and Exchange Notes, each outstanding during the nine months ended September 30, 2025, were excluded from diluted loss per share as their effect would be anti-dilutive.

	As of September 30,
	2025	2024
Outstanding stock options	11,272,863	598,540
Outstanding restricted stock units	2,823,857	—
Preferred stock	28,190	28,190
Outstanding warrants (Note 13)	3,141,993	706,674

Total	17,266,903	1,333,404

The following were excluded from the diluted loss per share calculation for the periods presented because their effect would be anti-dilutive:

	For the Year Ended December 31,
	2024	2023
Outstanding stock options	598,540	140,109
Preferred stock	28,190	28,190
Outstanding warrants	7,183,064	142,733

Total	7,809,794	311,032